Schedule of Revenue Disaggregated by Revenue Source (Details) - USD ($) $ in Thousands	6 Months Ended
	Jun. 30, 2026	Jun. 30, 2025
Disaggregation of Revenue [Line Items]
Revenues, net	$ 22,110	$ 18,756
Spot Voyage Charters [Member]
Disaggregation of Revenue [Line Items]
Revenues, net	1,112	2,167
Time Charters [Member]
Disaggregation of Revenue [Line Items]
Revenues, net	$ 20,998	$ 16,589